Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Disclosure of diluted earnings per share

	2021	2020	2019
	Million	Million	Million
		(Note)
Profit attributable to equity shareholders of the Company used in calculating basic earnings per share	116,148	107,843	106,641
Add: changes in share of profit of the associate	308		41
Less: fair value gain and interest income relating to the CB held by the Group, net of tax	(336)		(632)
Profit attributable to equity shareholders of the Company used in calculating diluted earnings per share	116,120		106,050

Note: No adjustment to profit has been presented as the related factors are anti-dilutive.